Debt (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Schedule of Debt
Debt consisted of the following as of June 30, 2016 and December 31, 2015 (in thousands):

	June 30, 2016	December 31, 2015
Unsecured revolving credit facility	$261,000	$218,000
Unsecured term loans	455,000	455,000
Unsecured senior notes	600,000	600,000
Fixed rate mortgages	285,223	298,030
Variable rate mortgages	39,376	28,988
	1,640,599	1,600,018
Deferred financing costs, net	(7,495)	(8,411)
Discount, net	(1,462)	(911)
Total	$1,631,642	$1,590,696

Summary of Debt Maturities and Scheduled Principal Debt Repayments
The following table summarizes the debt maturities and scheduled principal repayments of our indebtedness as of June 30, 2016 (in thousands):

Year	Amount
2016	$30,485
2017	117,409
2018	15,246
2019	465,135
2020	310,795
Thereafter	701,529
Total	$1,640,599

Schedule of Amortization of Deferred Financing Costs	As of June 30, 2016, the future amortization of deferred financing costs is as follows (in thousands):

Year	Amount
2016	$893
2017	1,636
2018	1,543
2019	1,437
2020	889
Thereafter	1,097
Total	$7,495